Income Taxes (Details 2) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Apr. 02, 2016	Oct. 03, 2015	Mar. 28, 2015	Apr. 02, 2016	Mar. 28, 2015	Mar. 29, 2014
ReconciliationOfProvisionOfIncomeTaxes [Line Items]
Income tax expense at statutory federal rate				$ 1,002	$ (42,434)	$ (8,355)
Income tax expense at statutory federal rate, Percentage				35.00%	35.00%	35.00%
Decrease (increase) resulting from:
State benefit (provision), net of federal (provision) benefit				$ (1,320)	$ (6,710)	$ 75
State benefit (provision), net of federal (provision) benefit, Percentage				(46.14%)	5.53%	(0.31%)
Research and development credits				$ 15,459	$ 3,538	$ 3,177
Research and development credits, Percentage				540.21%	(2.92%)	(13.31%)
Foreign tax credits				$ 0	$ 0	$ 574
Foreign tax credits, Percent				(0.00%)	(0.00%)	(2.41%)
Effect of changes in income tax rate applied to net deferred tax assets				$ (2,716)	$ (20)	$ (65)
Effect of changes in income tax rate applied to net deferred tax assets, Percentage				(94.92%)	0.02%	0.27%
Foreign tax rate difference				$ 4,114	$ (13,342)	$ 636
Foreign tax rate difference, Percentage				143.77%	11.00%	(2.66%)
Change in valuation allowance				$ (25,120)	$ 135,812	$ 5,890
Change in valuation allowance, Percentage				(877.84%)	(112.02%)	(24.67%)
Adjustments to net deferred tax assets				$ 0	$ 0	$ 2,939
Adjustments To Net Deferred Tax Assets, Percentage				0.00%	0.00%	(12.31%)
Stock-based compensation				$ (5,362)	$ (1,309)	$ (635)
Share-based compensation, Percentage				(187.37%)	1.08%	2.66%
Tax reserve adjustments				$ (8,699)	$ (3,928)	$ (1,482)
Tax reserve adjustments, Percentage				(303.99%)	3.24%	6.21%
Deemed dividend				$ (3,984)	$ (2,751)	$ (1,122)
Deemed Dividend, Percentage				(139.21%)	2.27%	4.70%
Write-off U.K. gross deferred tax assets				$ 0	$ 0	$ (12,699)
Write-off U.K. gross deferred tax assets, Percent				0.00%	0.00%	53.19%
Domestic production activities deduction				$ 0	$ 2,620	$ 0
Domestic production activities deduction, Percent				0.00%	(2.16%)	0.00%
Other income tax benefit (expense)				$ 643	$ 3,586	$ (164)
Other income tax benefit (expense), Percentage				22.49%	(2.95%)	0.69%
Total	$ (21,500)	$ (13,800)	$ 110,000	$ (25,983)	$ 75,062	$ (11,231)
Total, Percentage				(908.00%)	(61.91%)	47.05%